Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Expected future cash flows	7 years
Anticipated revenue growth, Discount rate	25.00%
Terminal growth rate	2.00%
Goodwill impairment losses		$ 1,242